SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,194	$ 6,276
GERMANY
Segment Reporting Information [Line Items]
Property and equipment, net	510	384
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	696	683
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	482	488
Spain [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	120	135
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,386	$ 4,586